TAXATION - Reconciliation between statutory rate and the effective tax rate (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Income tax expense (benefit), effective income tax rate reconciliation (in amount)
PRC statutory income tax rate	¥ 404,521
Tax effect of PRC preferential tax treatments	(293,247)
Share-based compensation expenses	161,128
Others	18,999
Changes in valuation allowance	53,803
Income tax expense	¥ 431,741	$ 61,738	¥ 527,507	¥ 203,761
Tax Jurisdiction of Domicile [Extensible Enumeration]	PRC	PRC
Effective tax rate reconciliation
PRC statutory income tax rate	25.00%	25.00%	25.00%	25.00%
Tax effect of preferential tax treatments	(18.12%)	(18.12%)	(9.55%)	(6.80%)
Share-based compensation expenses	9.96%	9.96%
Others	1.17%	1.17%
Changes in valuation allowance	3.33%	3.33%	1.26%
Effect of tax rate differential in other jurisdictions			0.47%
Tax effect of permanent differences			0.16%	2.05%
Effective income tax rate	26.68%	26.68%	17.34%	20.25%
the United States of America
Income tax expense (benefit), effective income tax rate reconciliation (in amount)
Changes in valuation allowance	¥ 71,520
Effect of tax rate differential in other jurisdictions	(13,129)
Non-deductible expenses	¥ 7,308
Effective tax rate reconciliation
Changes in valuation allowance	4.42%	4.42%
Effect of tax rate differential in other jurisdictions	(0.81%)	(0.81%)
Non-deductible expenses	0.45%	0.45%
Singapore
Income tax expense (benefit), effective income tax rate reconciliation (in amount)
Changes in valuation allowance	¥ (24,008)
Effect of tax rate differential in other jurisdictions	25,131
Non-deductible expenses	¥ 20,122
Effective tax rate reconciliation
Changes in valuation allowance	(1.48%)	(1.48%)
Effect of tax rate differential in other jurisdictions	1.55%	1.55%
Non-deductible expenses	1.24%	1.24%
Other tax jurisdictions
Income tax expense (benefit), effective income tax rate reconciliation (in amount)
Other tax jurisdictions	¥ (407)
Effective tax rate reconciliation
Other tax jurisdictions	(0.03%)	(0.03%)